Inventory - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory Write-down	$ 0.6	$ 2.7	$ 10.6	$ 39.8
Nutrition And Other [Member]
Inventory [Line Items]
Inventory Write-down	(0.3)	1.3	3.4	11.6
Connected Fitness [Member]
Inventory [Line Items]
Inventory Write-down	$ 0.9	$ 1.4	$ 7.2	$ 28.1